Subsequent Event (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Millions	Aug. 08, 2023	Jul. 02, 2023
Subsequent Event [Line Items]
Proceeds from issuance of common stock	$ 13.6
Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value new iIssues		$ 1.8
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues	3,000,000